Schedule of Revenue (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Total Disaggregation of revenue	$ 14,955,688	$ 19,050,555	$ 15,358,387	$ 24,201,834
Total Timing of transfer of goods and services	14,955,688	19,050,555	15,358,387	24,201,834
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Total Timing of transfer of goods and services	14,059,142	17,908,535	11,902,567	22,766,161
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total Timing of transfer of goods and services	896,546	1,142,020	3,455,820	1,435,673
Electrical works and installation services [member]
IfrsStatementLineItems [Line Items]
Total Disaggregation of revenue	14,059,142	17,908,535	11,902,567	22,766,161
Ad Hoc services [member]
IfrsStatementLineItems [Line Items]
Total Disaggregation of revenue	$ 896,546	$ 1,142,020	$ 3,455,820	$ 1,435,673